RELATED PARTY TRANSACTIONS 1 (Detail) - Loan One [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest Rate	7.20%	7.00%
Principal	¥ 100,000	¥ 150,000
Period	May 30, 2019 to November 30, 2019	March 1, 2018 to November 30, 2018